Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Subscriptions	Retained Earnings / Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2009
Net Loss	$ 0	$ 0	$ 0	$ 0	$ 0
Ending Balance at Dec. 31, 2010	35	149,015	0	(204,112)	(55,062)
Balance (in Shares) at Dec. 31, 2010	3,515,000
Shares issued as dividend	387	(387)	0	0	0
Shares issued as dividend (Shares)	38,665,000
Cancellation of shares	(267)	267	0	0	0
Cancellation of shares (Shares)	(26,660,000)
Shares issued for asset acquisition	133	1,617,887	0	0	1,618,020
Shares issued for asset acquisition (Shares)	13,280,000
Shares issued pursuant to $1 Unit offer	10	1,024,990	0	0	1,025,000
Shares issued pursuant to $1 Unit offer (Shares)	1,025,000
Shares issued for services	1	53,444	0	0	53,445
Shares issued for services (Shares)	70,000
Accounts payable settled with $0.50 Units	1	58,337	0	0	58,338
Accounts payable settled with $0.50 Units (Shares)	116,667
Shares issued pursuant to $0.50 Unit offer	10	499,990	0	0	500,000
Shares issued pursuant to $0.50 Unit offer (Shares)	1,000,000
Subscriptions	0	0	120,000	0	120,000
Subscription (Shares)	0
Net Loss	0	0	0	(914,758)	(914,758)
Ending Balance at Dec. 31, 2011	310	3,403,543	120,000	(1,118,870)	2,404,983
Balance (in Shares) at Dec. 31, 2011	31,011,667				31,011,667
Subscriptions			100,000		100,000
Shares issued pursuant to $0.30 Unit Private Placement received in 2011	4	119,996	(120,000)
Shares issued pursuant to $0.30 Unit Private Placement received in 2011 (Shares)	400,000
Accounts payable settled with $0.30 Units	3	92,897			92,900
Accounts payable settled with $0.30 Units (Shares)	309,664
Accrued expenses settled with shares		6,579			6,579
Accrued expenses settled with shares (Shares)	11,667
Shares issued for services and prepaid expenses	6	311,594			311,600
Shares issued for services and prepaid expenses (Shares)	617,571
Shares issued pursuant to $0.30 unit private placement	29	856,971			857,000
Shares issued pursuant to $0.30 unit private placement (Shares)	2,856,666
Shares issued pursuant to $0.40 Unit private placement	10	409,990			410,000
Shares issued pursuant to $0.40 Unit private placement (Shares)	1,025,000
Share issuance costs		(33,700)			(33,700)
Share issuance costs (Shares)
Share-based compensation		749,998			749,998
Share-based compensation (Shares)
Net Loss				(2,160,045)	(2,160,045)
Ending Balance at Sep. 30, 2012	$ 362	$ 5,917,868	$ 100,000	$ (3,278,915)	$ 2,757,314
Balance (in Shares) at Sep. 30, 2012	36,232,235				36,232,235